Goodwill and Other Intangible Assets - Summary Of Other Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite Live Intangible Assets Gross	$ 494,054	$ 480,261
Finite Lived Intangible Assets Accumulated Amortization	(290,580)	(240,058)
Finite Lived Intangible Assets Net	203,474	240,203
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Live Intangible Assets Gross	306,732	307,356
Finite Lived Intangible Assets Accumulated Amortization	(168,679)	(143,230)
Finite Lived Intangible Assets Net	138,053	164,126
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Live Intangible Assets Gross	45,983	46,229
Finite Lived Intangible Assets Accumulated Amortization	(37,529)	(33,394)
Finite Lived Intangible Assets Net	8,454	12,835
Carrier contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Live Intangible Assets Gross	65,700	65,700
Finite Lived Intangible Assets Accumulated Amortization	(40,488)	(33,918)
Finite Lived Intangible Assets Net	25,212	31,782
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Live Intangible Assets Gross	15,733	15,828
Finite Lived Intangible Assets Accumulated Amortization	(9,221)	(7,608)
Finite Lived Intangible Assets Net	6,512	8,220
Internally developed computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Live Intangible Assets Gross	59,906	45,148
Finite Lived Intangible Assets Accumulated Amortization	(34,663)	(21,908)
Finite Lived Intangible Assets Net	$ 25,243	$ 23,240